Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (13,726)	€ (13,621)	€ (12,345)
Payroll taxes	(6,242)	(5,585)	(4,963)
Share-based payments	(4,298)	(3,222)	(3,174)
Retirement benefit obligations	(65)	(65)	(75)
Total payroll costs	€ (24,331)	€ (22,493)	€ (20,556)
Average headcount (employee) | employee	106	100	100
End of period headcount) (employee) | employee	108	102	102